Statement of Financial Position (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
CURRENT ASSETS
Cash	$ 0	$ 33,908	$ 0	$ 0
Prepaids	1,352	0
Total Current Assets	1,352	33,908	0
RESOURCE PROPERTY	50,000	25,000	0
TOTAL ASSETS	51,352	58,908	0	0
CURRENT LIABILITIES
Accounts payable and accrued liabilities	27,645	14,166	27,631	15,135
Due to related party	86,973	77,943	74,529	68,170
Total Liabilities	114,618	92,109	102,160	83,305
STOCKHOLDERS' DEFICIT
Capital stock Authorized 75,000,000 common shares, $0.001 par value, Issued and outstanding 3,500,000 common shares (January 31, 2009 - 3,500,000)	15,600	3,500	3,500	3,500
Subscription received in advance	0	99,960	0
Additional paid-in capital	258,860	71,000	71,000	71,000
Deficit accumulated during the development stage	(337,726)	(207,661)	(176,660)	(157,805)
TOTAL STOCKHOLDERS' DEFICIT	(63,266)	(33,201)	(102,160)	(83,305)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 51,352	$ 58,908	$ 0	$ 0